Operating leases (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	£ 158	£ 248
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	£ 13	£ 45